Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.0%
Aerospace/Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc.	236,235	$9,116,309
National Presto Industries, Inc.	18,866	1,551,728
		10,668,037
Agriculture - 2.0%
Universal Corp. VA	132,386	7,205,770
Vector Group Ltd. (a)	590,357	6,558,866
		13,764,636
Apparel - 2.6%
Fossil Group, Inc. (a) (b)	266,896	2,959,877
Kontoor Brands, Inc.	187,276	9,230,834
Oxford Industries, Inc. (a)	66,592	5,486,515
		17,677,226
Auto Parts & Equipment - 2.4%
American Axle & Manufacturing Holdings, Inc. (b)	1,472,590	11,986,882
Methode Electronics, Inc. (a)	105,254	4,634,334
		16,621,216
Biotechnology - 1.8%
Innoviva, Inc. (a) (b)	766,225	12,282,587

Building Materials - 3.7%
Apogee Enterprises, Inc. (a)	81,635	3,645,003
Boise Cascade Co.	215,251	15,114,925
SPX Corp. (b)	124,899	6,517,230
		25,277,158
Chemicals - 1.1%
AdvanSix, Inc.	137,259	5,777,231
American Vanguard Corp.	130,685	1,982,492
		7,759,723
Coal - 2.6%
CONSOL Energy, Inc. (a) (b)	325,454	7,075,370
SunCoke Energy, Inc. (a)	813,319	5,571,235
Warrior Met Coal, Inc.	206,658	5,414,440
		18,061,045
Commercial Services - 5.9%
ABM Industries, Inc.	316,638	13,200,638
Forrester Research, Inc. (b)	63,872	3,514,238
Heidrick & Struggles International, Inc.	128,401	5,620,112
Perdoceo Education Corp. (b)	550,453	6,065,992
Strategic Education, Inc. (a)	64,084	3,823,251
The Aaron's Co., Inc. (a)	420,905	8,910,559
		41,134,790
Computers - 1.0%
NetScout Systems, Inc. (b)	227,866	7,189,172

Distribution/Wholesale - 1.2%
G-III Apparel Group Ltd. (a) (b)	297,668	8,087,640

Electrical Components & Equipment - 0.3%
Insteel Industries, Inc. (a)	49,189	1,860,820

Electronics - 2.1%
Knowles Corp. (b)	246,630	5,231,022
Sanmina Corp. (b)	244,913	9,262,610
		14,493,632
Energy-Alternate Sources - 0.2%
FutureFuel Corp.	182,990	1,427,322

Food - 0.8%
SpartanNash Co. (a)	219,653	5,396,874

Food Service - 0.4%
Healthcare Services Group, Inc. (a)	163,527	2,974,556

Forest Products & Paper - 2.3%
Glatfelter Corp. (a)	199,635	3,465,664
Sylvamo Corp. (b)	422,243	12,578,619
		16,044,283
Healthcare-Products - 0.3%
Natus Medical, Inc. (b)	99,090	2,283,034

Healthcare-Services - 2.5%
Fulgent Genetics, Inc. (a) (b)	172,843	11,039,482
ModivCare, Inc. (a) (b)	54,485	6,316,446
		17,355,928
Home Builders - 0.9%
Winnebago Industries, Inc. (a)	100,429	6,479,679

Home Furnishings - 1.7%
Ethan Allen Interiors, Inc. (a)	179,699	4,530,212
Sleep Number Corp. (a) (b)	105,774	7,562,841
		12,093,053
Household Products/Wares - 0.4%
Quanex Building Products Corp. (a)	128,281	2,795,243

Internet - 0.9%
Cars.com, Inc. (a) (b)	274,435	4,275,697
Liquidity Services, Inc. (b)	102,178	1,944,448
		6,220,145
Leisure Time - 1.1%
Vista Outdoor, Inc. (a) (b)	194,609	7,508,015

Media - 1.2%
Scholastic Corp.	92,775	3,805,630
Thryv Holdings, Inc. (a) (b)	144,593	4,689,151
		8,494,781
Metal Fabricate/Hardware - 0.7%
TimkenSteel Corp. (a) (b)	356,213	4,997,668

Miscellaneous Manufacturing - 2.6%
Hillenbrand, Inc.	285,813	13,284,588
Sturm Ruger & Co., Inc. (a)	65,536	4,405,985
		17,690,573
Oil & Gas - 2.4%
PDC Energy, Inc. (a)	279,788	16,583,035

Oil & Gas Services - 2.9%
Archrock, Inc. (a)	941,531	7,946,521
Bristow Group, Inc. (a) (b)	116,900	3,840,165
NOW, Inc. (b)	321,994	2,862,527
Oceaneering International, Inc. (b)	417,594	5,441,250
		20,090,463
Packaging & Containers - 2.5%
O-I Glass, Inc. (b)	1,274,305	16,961,000

Pharmaceuticals - 3.3%
Collegium Pharmaceutical, Inc. (a) (b)	172,048	3,071,057
Corcept Therapeutics, Inc. (a) (b)	293,928	5,517,028
Eagle Pharmaceuticals, Inc. (b)	30,607	1,406,086
uniQure NV (a) (b)	345,337	6,233,333
USANA Health Sciences, Inc. (a) (b)	46,888	4,481,555
Vanda Pharmaceuticals, Inc. (b)	125,103	1,896,561
		22,605,620
Real Estate - 0.3%
Douglas Elliman, Inc. (b)	295,178	2,290,581

Retail - 28.9%
Abercrombie & Fitch Co. (a) (b)	364,768	14,225,952
Asbury Automotive Group, Inc. (b)	83,605	13,457,897
Big Lots, Inc. (a)	223,948	9,385,661
Bloomin' Brands, Inc. (a) (b)	595,544	12,107,409
Caleres, Inc.	294,050	7,051,319
Chico's FAS, Inc. (a) (b)	1,934,492	9,111,457
Chuy's Holdings, Inc. (b)	67,295	1,696,507
Conn's, Inc. (a) (b)	479,276	11,632,029
Genesco, Inc. (a) (b)	121,606	7,822,914
Group 1 Automotive, Inc.	71,186	12,088,095
Haverty Furniture Cos., Inc. (a)	99,422	2,934,937
Hibbett, Inc. (a)	50,725	3,127,196
La-Z-Boy, Inc. (a)	172,197	6,321,352
Movado Group, Inc. (a)	93,036	3,448,845
Sally Beauty Holdings, Inc. (a) (b)	522,310	8,968,063
Shoe Carnival, Inc. (a)	188,351	6,434,070
Signet Jewelers Ltd. (a)	163,315	14,066,321
Sonic Automotive, Inc. - Class A	286,845	14,631,963
The Buckle, Inc. (a)	216,406	8,145,522
The Cato Corp. - Class A (a)	147,815	2,441,904
The Children's Place, Inc. (a) (b)	78,691	5,567,388
The ODP Corp. (b)	166,369	7,358,501
Vera Bradley, Inc. (b)	262,844	2,152,692
World Fuel Services Corp.	336,015	9,478,983
Zumiez, Inc. (a) (b)	150,172	6,750,231
		200,407,208
Semiconductors - 1.2%
Kulicke & Soffa Industries, Inc. (a)	150,437	8,227,400

Software - 6.3%
Computer Programs & Systems, Inc. (b)	52,360	1,482,835
Consensus Cloud Solutions, Inc. (a) (b)	129,520	7,343,784
Digi International, Inc. (a) (b)	80,824	1,805,608
Loyalty Ventures, Inc. (b)	242,051	7,094,515
ManTech International Corp. VA - Class A	108,840	7,862,601
Progress Software Corp.	132,386	6,024,887
Xperi Holding Corp.	707,103	11,928,828
		43,543,058
Telecommunications - 0.8%
Extreme Networks, Inc. (b)	429,220	5,446,802

Transportation - 4.2%
ArcBest Corp.	68,453	6,053,983
Dorian LPG Ltd.	506,933	6,027,433
Matson, Inc. (a)	172,060	16,803,380
		28,884,796
TOTAL COMMON STOCKS (Cost $680,969,781)		671,678,799

REAL ESTATE INVESTMENT TRUSTS - 2.9%
CoreCivic, Inc. (a) (b)	1,053,040	10,646,234
The GEO Group, Inc. (a)	1,424,117	9,584,308
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,176,840)		20,230,542

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,023,987	1,023,987
TOTAL SHORT-TERM INVESTMENTS (Cost $1,023,987)		1,023,987
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 26.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	185,637,661	185,637,661
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $185,637,661)		185,637,661

Total Investments (Cost $888,808,269) - 126.8%		878,570,989
Liabilities in Excess of Other Assets - (26.8)%		(185,698,266)
TOTAL NET ASSETS - 100.0%		$692,872,723

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $186,285,434 or 26.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 671,678,799	$ -	$ -	$ -	$ 671,678,799
Real Estate Investment Trusts	20,230,542	-	-	-	20,230,542
Short-Term Investments	1,023,987	-	-	-	1,023,987
Investments Purchased with Proceeds from Securities Lending	-	-	-	185,637,661	185,637,661
Total Investments in Securities	$ 692,933,328	$ -	$ -	$ 185,637,661	$ 878,570,989
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.